Credit Risk - Summary of Residential Mortgages by Borrower Profile (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 166,730	£ 165,356
Percentage of residential mortgage loans	100.00%	100.00%
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,953	£ 29,814
Percentage of residential mortgage loans	100.00%	100.00%
First-Time Buyers [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 33,180	£ 32,112
Percentage of residential mortgage loans	20.00%	19.00%
First-Time Buyers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 5,354	£ 6,952
Percentage of residential mortgage loans	21.00%	23.00%
Home Movers [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 71,008	£ 70,860
Percentage of residential mortgage loans	42.00%	43.00%
Home Movers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,116	£ 11,192
Percentage of residential mortgage loans	41.00%	38.00%
Remortgagers [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 50,934	£ 52,480
Percentage of residential mortgage loans	31.00%	32.00%
Remortgagers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,861	£ 9,197
Percentage of residential mortgage loans	27.00%	31.00%
Buy-To-Let | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,608	£ 9,904
Percentage of residential mortgage loans	7.00%	6.00%
Buy-To-Let | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,622	£ 2,473
Percentage of residential mortgage loans	11.00%	8.00%